S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jun. 30, 2025 USD ($) $ / shares shares
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	465,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,650,000
Over-allotment [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	487,500
Price Paid or to be Paid for Securities, Total Amount	$ 4,875,000
McKinley Partners LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	125,000
Working Capital [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Common Class B [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	5,689,655
Price Paid or to be Paid for Securities, Total Amount	$ 25,000